Retirement and Other Benefit Programs (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Reconciliation of Pension and Other Postemployment Benefits (OPEB) Plan Obligations, Assets and Funded Status

The benefit plan information in the table below pertains to all of the company’s pension and OPEB plans, both in the United States and in other countries.

	Pension				OPEB
	U.S.		International
years ended December 31 (in millions)	2015	2014	2015	2014	2015	2014
Benefit obligations
Beginning of period	$—	$—	$166	$156	$—	$—
Assumption of benefit obligations from Baxter	370	—	283	—	20	—
Service cost	14	—	19	6	1	—
Interest cost	11	—	5	5	—	—
Participant contributions	—	—	2	—	—	—
Actuarial (gain)/ loss	(19)	—	4	33	(1)	—
Benefit payments	—	—	(7)	(5)	—	—
Settlements	—	—	(1)	(3)	—	—
Foreign exchange and other	—	—	(24)	(26)	—	—

End of period	$376	$—	$447	$166	$20	$—

Fair value of plan assets
Beginning of period	$—	$—	$—	$—	$—	$—
Assumption of plan assets from Baxter	227	—	128	—	—	—
Actual return on plan assets	(7)	—	—	—	—	—
Employer contributions	—	—	12	8	—	—
Participant contributions	—	—	2	—	—	—
Benefit payments	—	—	(7)	(5)	—	—
Settlements	—	—	(1)	(3)	—	—
Foreign exchange and other	—	—	(1)	—	—	—

End of period	220	—	133	—	—	—

Funded status at December 31	$(156)	$—	$(314)	$(166)	$(20)	$—

Amounts recognized in the consolidated and combined balance sheets
Current liability	$—	$—	$(5)	$(5)	$—	$—
Noncurrent liability	(156)	—	(309)	(161)	(20)	—

Net liability recognized at December 31	$(156)	$—	$(314)	$(166)	$(20)	$—

Information Relating to Individual Plans in Funded Status that have ABO in Excess of Plan Assets

The following is information relating to the individual plans in the funded status table above that have an ABO in excess of plan assets.

as of December 31 (in millions)	2015	2014
U.S.
ABO	$315	$—
Fair value of plan assets	220	—
International
ABO	$324	$133
Fair value of plan assets	112	—

Information Relating to Individual Plans in Funded Status that have PBO in Excess of Plan Assets

The following is information relating to the individual plans in the funded status table above that have a PBO in excess of plan assets (many of which also have an ABO in excess of assets, and are therefore also included in the table directly above).

as of December 31 (in millions)	2015	2014
U.S.
PBO	$376	$—
Fair value of plan assets	220	—
International
PBO	$447	$166
Fair value of plan assets	133	—

Expected Net Pension and OPEB Plan Payments for Next 10 Years

Expected Net Pension and OPEB Plan Payments for the Next 10 Years

(in millions)	U.S. Pension	International Pension	OPEB
2016	$3	$13	$—
2017	5	15	—
2018	7	15	—
2019	9	16	—
2020	11	17	—
2021 through 2025	89	104	3

Total expected net benefit payments for next 10 years	$124	$180	$3

Summary of Pre-Tax losses Included in AOCI

The following is a summary of the pre-tax losses included in AOCI at December 31, 2015 and December 31, 2014.

(in millions)	U.S. Pension	International Pension	OPEB
Actuarial loss	$102	$154	$3
Prior service credit and transition obligation	—	1	(14)

Total pre-tax loss recognized in AOCI at December 31, 2015	$102	$155	$(11)

Actuarial loss	$—	$70	$—
Prior service credit and transition obligation	—	—	—

Total pre-tax loss recognized in AOCI at December 31, 2014	$—	$70	$—

Summary of Net-of-Tax Amounts Recorded in OCI Relating to Pension and OPEB Plans

The following is a summary of the net-of-tax amounts recorded in OCI relating to pension and OPEB plans.

	U.S Pension and OPEB			International Pension
years ended December 31 (in millions)	2015	2014	2013	2015	2014	2013
Gain (loss) arising during the year, net of tax expense (benefit) for U.S. plans of $3 in 2015 and $0 in 2014 and 2013 and for international plans of $6 in 2015, ($6) in 2014 and $1 in 2013	$5	$—	$—	$(7)	$(4)	$(11)
Amortization of loss to earnings, net of tax expense for U.S. plans of $2 in 2015 and $0 in 2014 and 2013 and for international plans of $3 in 2015, $1 in 2014, and $1 in 2013	5	—	—	8	3	4

Pension and other employee benefits gain (loss)	$10	$—	$—	$1	$(1)	$(7)

Summary of Pre-Tax Amounts Expected to Be Amortized to Net Periodic Benefit Cost In 2016

With respect to the AOCI balance at December 31, 2015, the following is a summary of the pre-tax amounts expected to be amortized to net periodic benefit cost in 2016.

(in millions)	U.S. Pension	International Pension	OPEB
Actuarial loss	$8	$10	$—
Prior service credit and transition obligation	—	—	(1)

Total pre-tax amount expected to be amortized from AOCI to net pension and OPEB cost in 2016	$8	$10	$(1)

Net Periodic Benefit Cost

Net periodic benefit cost associated with Baxalta’s single employer pension and OPEB plans consisted of the following for the three months ended March 31, 2016 and 2015:

	U.S. Pension and OPEB		International Pension
	Three months ended March 31,		Three months ended March 31,
(in millions)	2016	2015	2016	2015
Net periodic benefit cost
Service costs	$5	$—	$7	$1
Interest costs	5	—	2	1
Expected return on plan assets	(4)	—	(2)	—
Amortization of net losses and other deferred amounts	1	—	3	1

Total net periodic benefit cost	$7	$—	$10	$3

Net Periodic Benefit Cost

	U.S. Pension			International Pension			OPEB
years ended December 31 (in millions)	2015	2014	2013	2015	2014	2013	2015	2014	2013
Net periodic benefit cost
Service cost	$14	$—	$—	$19	$6	$6	$1	$—	$—
Interest cost	11	—	—	5	5	5	—	—	—
Expected return on plan assets	(11)	—	—	(4)	—	—	—	—	—
Amortization of net losses and other deferred amounts	8	—	—	10	3	4	—	—	—
Settlement losses	—	—	—	—	1	1	—	—	—

Net periodic benefit cost	$22	$—	$—	$30	$15	$16	$1	$—	$—

Weighted Average Assumptions, Net Benefit Plan Obligations and Future Net Periodic Benefit Cost

Weighted-Average Assumptions Used in Determining Benefit Obligations at the Measurement Date

	U.S. Pension		International Pension		OPEB
	2015	2014	2015	2014	2015	2014
Discount rate	4.60%	n/a	1.50%	2.00%	4.65%	n/a
Rate of compensation increase	3.80%	n/a	3.20%	3.50%	n/a	n/a
Annual rate of increase in the per-capita cost	n/a	n/a	n/a	n/a	6.50%	n/a
Rate decreased to	n/a	n/a	n/a	n/a	5.00%	n/a
by the year ended	n/a	n/a	n/a	n/a	2022	n/a

Weighted- Average Assumptions, Net Periodic Benefit Cost

Weighted-Average Assumptions Used in Determining Net Periodic Benefit Cost

	U.S. Pension			International Pension			OPEB
	2015	2014	2013	2015	2014	2013	2015	2014	2013
Discount rate	4.30%	n/a	n/a	1.11%	3.30%	3.25%	4.30%	n/a	n/a
Expected return on plan assets	7.25%	n/a	n/a	5.31%	n/a	n/a	n/a	n/a	n/a
Rate of compensation increase	3.80%	n/a	n/a	3.41%	3.50%	3.50%	n/a	n/a	n/a
Annual rate of increase in the per-capita cost	n/a	n/a	n/a	n/a	n/a	n/a	6.50%	n/a	n/a
Rate decreased to	n/a	n/a	n/a	n/a	n/a	n/a	5.00%	n/a	n/a
by the year ended	n/a	n/a	n/a	n/a	n/a	n/a	2022	n/a	n/a

Effect of One-Percent Change in Assumed Healthcare Cost Trend Rate on OPEB Plan

Effect of a One-Percent Change in Assumed Healthcare Cost Trend Rate on the OPEB Plan

	One percent increase	One percent decrease
years ended December 31 (in millions)	2015	2015
Effect on total of service and interest cost components of OPEB cost	$—	$—
Effect on OPEB obligation	$3	$(3)

Fair Value of Pension Plan Assets and Liabilities

The following tables summarize the bases used to measure the pension plan assets and liabilities that are carried at fair value on a recurring basis for the U.S. funded plan.

		Basis of fair value measurement
(in millions)	Balance at December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Fixed income
Cash and cash equivalents	$6	$—	$6	$—
Common/collective trust funds	54	—	54	—
Equity
Common/collective trust funds	149	19	130	—
Hedge fund	11	—	11	—

Fair value of pension plan assets	$220	$19	$201	$—

The following tables summarize the bases used to measure the pension plan assets and liabilities that are carried at fair value on a recurring basis for the international funded plans.

		Basis of fair value measurement
(in millions)	Balance at December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Fixed income
Cash and cash equivalents	$8	$8	$—	$—
Government agency issues	1	1	—	—
Corporate bonds	29	29	—	—
Mutual Funds	35	35	—	—
Equity
Common stock:
Large cap	17	17	—	—
Mid cap	1	1	—	—
Small cap	—	—	—	—
Total common stock	18	18	—	—
Mutual funds	25	25	—	—
Real Estate funds	10	8	2	—
Other holdings	7	—	7	—

Fair value of pension plan assets	$133	$124	$9	$—

Funded Status Percentage of Pension Plans

The table below details the funded status percentage of the company’s pension plans as of December 31, 2015, including certain plans that are unfunded in accordance with the guidelines of the company’s funding policy outlined above.

	United States		International
as of December 31, 2015 (in millions)	Qualified plans	Nonqualified plan	Funded plans	Unfunded plans	Total
Fair value of plan assets	$220	n/a	$133	n/a	$353
PBO	349	$27	281	$166	823
Funded status percentage	63%	n/a	47%	n/a	43%